Inventoried Costs, Net (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Production costs of contracts in process	$ 1,218	$ 1,257
General and administrative expenses	293	252
Inventoried costs	1,511	1,509
Progress and performance-based payments received	(807)	(873)
Inventoried costs, net of progress payments	704	636
Product inventory	103	106
Inventory, Net	$ 807	$ 742